Contract Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Contract Liabilities [Abstract]
Schedule of Movement in Contract Liabilities

Movement in contract liabilities, consisted of the following:

	As of March 31,
	2024	2025	2025
	HKD	HKD	US$
At the beginning	1,705,854	1,008,415	128,856
Receipt from the clients	1,288,856	2,322,300	298,500
Revenue recognized during the year	(1,986,295)	(2,827,605)	(363,450)
Exchange alignment	-	(1,306)	594
At the end	1,008,415	501,804	64,500